UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22758

Registrant Name:	PIMCO Dynamic Credit and Mortgage Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2018

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Credit and Mortgage Income Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.9%
Air Medical Group Holdings, Inc.
6.015% due 09/07/2024 ~		$399	$403
Alphabet Holding Co., Inc.
5.377% due 09/26/2024 ~		100	93
Altice Financing S.A.
4.470% due 01/31/2026 ~		319	314
Altran Technologies S.A.
TBD% due 01/17/2025	EUR	2,000	2,462
Aramark Services, Inc.
3.877% due 03/11/2025 ~		$299	302
Avantor, Inc.
5.877% due 11/21/2024 ~		559	565
Barracuda Networks, Inc.
5.061% due 02/12/2025 ~		60	60
Beacon Roofing Supply, Inc.
3.936% due 01/02/2025 ~		210	211
BMC Software Finance, Inc.
5.127% due 09/10/2022 ~		5,342	5,371
Caesars Entertainment Operating Co.
4.377% due 10/06/2024 ~		200	201
Caesars Resort Collection LLC
4.627% due 12/22/2024 ~		2,394	2,413
California Resources Corp.
6.572% due 12/31/2022 ~		250	255
Centene Corp.
TBD% due 09/13/2018		7,800	7,800
CenturyLink, Inc.
4.627% due 01/31/2025 ~		2,993	2,950
Crown Americas LLC
TBD% due 01/29/2025		300	303
CSC Holdings LLC
4.277% due 01/25/2026 ~		500	501
Dell, Inc.
3.880% due 09/07/2023 ~		299	300
Drillship Kithira Owners, Inc.
TBD% due 09/20/2024		12,177	12,671
Dubai World
TBD% due 09/30/2022		25,000	23,958
Forbes Energy Services LLC
5.000% - 7.000% due 04/13/2021		1,945	2,001
Frontier Communications Corp.
5.630% due 06/15/2024 ~		6,169	6,100
Genworth Financial, Inc.
6.202% due 02/22/2023 ~		170	173
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(e)		36,475	29,157
IRB Holding Corp.
4.936% due 02/05/2025 ~		200	202
Klockner-Pentaplast of America, Inc.
4.750% due 06/30/2022	EUR	350	417
Meredith Corp.
4.877% due 01/31/2025 ~		$200	201
MH Sub LLC
5.527% due 09/13/2024 ~		608	610
Multi Color Corp.
4.127% due 10/31/2024 ~		87	87
Numericable Group S.A.
4.720% due 01/31/2026 ~		648	629
Parexel International Corp.
4.627% due 09/27/2024 ~		308	309
Ply Gem Industries, Inc.
TBD% due 03/28/2025 «		1,000	995
Sequa Mezzanine Holdings LLC
7.071% due 11/28/2021 ~		1,141	1,152
10.752% due 04/28/2022 ~		14,230	14,515
Sigma Bidco BV
TBD% due 03/06/2025	EUR	1,000	1,219
Silicon Valley
1.000% due 11/09/2024 †«(k)		$31,560	31,560
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		1,800	1,812
SS&C Technologies, Inc.
TBD% due 02/28/2025		1,900	1,912

Syniverse Holdings, Inc.
6.718% due 03/09/2023 ~		300	304
TerraForm Power Operating LLC
4.627% due 11/08/2022 ~		100	100
Traverse Midstream Partners LLC
5.850% due 09/27/2024 ~		147	148
Tronox Blocked Borrower LLC
5.302% due 09/22/2024 ~		90	91
Tronox Finance LLC
5.302% due 09/22/2024 ~		209	211
Unitymedia Finance LLC
4.027% due 01/15/2026 ~		500	500
Unitymedia Hessen GmbH & Co. KG
2.750% due 01/15/2027 ~	EUR	1,360	1,673
UPC Financing Partnership
4.277% due 01/15/2026 ~		$700	703
West Corp.
5.877% due 10/10/2024 ~		99	100
Wyndham Hotels & Resorts, Inc.
TBD% due 03/28/2025 «		400	400

Total Loan Participations and Assignments (Cost $163,328)			158,414

CORPORATE BONDS & NOTES 34.4%
BANKING & FINANCE 12.2%
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~(m)		20,300	10,860
Ardonagh Midco PLC
8.375% due 07/15/2023 (m)	GBP	2,000	2,890
8.375% due 07/15/2023		8,000	11,561
Assurant, Inc.
4.200% due 09/27/2023		$300	302
Athene Holding Ltd.
4.125% due 01/12/2028		282	271
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		1,622	1,611
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		910	901
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)	EUR	200	267
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)		15,000	5,629
Banistmo S.A.
3.650% due 09/19/2022		$300	288
Bank of America Corp.
5.875% due 03/15/2028 •(i)		2,288	2,305
Barclays PLC
3.250% due 01/17/2033	GBP	1,000	1,359
6.500% due 09/15/2019 •(i)(j)	EUR	100	131
7.250% due 03/15/2023 •(i)(m)	GBP	47,451	71,336
7.875% due 09/15/2022 •(i)(m)		3,400	5,208
Brookfield Finance, Inc.
3.900% due 01/25/2028		$476	463
4.700% due 09/20/2047		406	395
CBL & Associates LP
5.950% due 12/15/2026		518	436
CIT Group, Inc.
4.125% due 03/09/2021		314	316
5.250% due 03/07/2025		286	294
Credit Agricole S.A.
7.500% due 06/23/2026 •(i)(m)	GBP	3,800	6,165
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	1,574	1,819
Equinix, Inc.
2.875% due 03/15/2024		700	856
2.875% due 10/01/2025		100	119
2.875% due 02/01/2026		800	939
Exeter Finance Corp.
9.750% due 05/20/2019 «		$21,900	21,417
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (m)		1,532	1,559
High Street Funding Trust
4.111% due 02/15/2028		100	101
4.682% due 02/15/2048		100	104
HSBC Holdings PLC
6.250% due 03/23/2023 •(i)(j)		1,520	1,543
6.500% due 03/23/2028 •(i)(j)		2,670	2,727
Hunt Cos., Inc.
6.250% due 02/15/2026		136	132
Iron Mountain, Inc.
5.250% due 03/15/2028 (m)		38	36

iStar, Inc.
4.625% due 09/15/2020		71	71
5.250% due 09/15/2022		255	247
Jefferies Finance LLC
6.875% due 04/15/2022 (m)		2,200	2,189
7.250% due 08/15/2024		400	397
7.375% due 04/01/2020 (m)		900	914
7.500% due 04/15/2021 (m)		16,104	16,366
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		358	357
Legg Mason PT
7.130% due 01/10/2021 «		10,183	10,298
Life Storage LP
3.875% due 12/15/2027		152	147
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(i)(m)	GBP	24,586	41,700
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (m)		$7,600	7,700
Mercury Bondco PLC (8.250% Cash or 9.000% PIK)
8.250% due 05/30/2021 (d)	EUR	2,035	2,618
MetLife, Inc.
5.875% due 03/15/2028 •(i)		$790	805
Nationwide Building Society
10.250% ~(i)	GBP	96	21,174
Navient Corp.
5.875% due 03/25/2021		$132	135
6.500% due 06/15/2022 (m)		4,410	4,564
7.250% due 01/25/2022 (m)		3,400	3,604
8.000% due 03/25/2020 (m)		9,500	10,117
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		236	244
Physicians Realty LP
3.950% due 01/15/2028		331	318
Pinnacol Assurance
8.625% due 06/25/2034 «(k)		23,200	25,160
Provident Funding Associates LP
6.375% due 06/15/2025		136	137
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		15,152	16,523
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		13,143	13,702
8.000% due 08/10/2025 •(i)(j)(m)		6,627	7,281
8.625% due 08/15/2021 •(i)(j)(m)		4,500	4,899
Santander Holdings USA, Inc.
3.400% due 01/18/2023		314	307
4.400% due 07/13/2027		100	100
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(m)	GBP	11,960	18,250
7.375% due 06/24/2022 •(i)		500	766
Societe Generale S.A.
8.250% due 11/29/2018 •(i)		$200	207
Springleaf Finance Corp.
5.625% due 03/15/2023 (m)		6,500	6,394
6.875% due 03/15/2025		1,900	1,912
7.750% due 10/01/2021 (m)		3,650	3,965
8.250% due 12/15/2020 (m)		4,090	4,463
Starwood Property Trust, Inc.
4.750% due 03/15/2025		387	378
Stearns Holdings LLC
9.375% due 08/15/2020 (m)		855	874
STORE Capital Corp.
4.500% due 03/15/2028		202	201
UBS Group AG
5.750% due 02/19/2022 •(i)(m)	EUR	3,600	4,945
Vici Properties LLC
8.000% due 10/15/2023 (m)		$7,969	8,865

			397,634

INDUSTRIALS 18.2%
Air Canada Pass-Through Trust
3.700% due 07/15/2027		126	124
Altice Financing S.A.
6.625% due 02/15/2023 (m)		13,595	13,493
Altice France S.A.
5.375% due 05/15/2022	EUR	3,830	4,812
Altice Luxembourg S.A.
7.250% due 05/15/2022 (m)		15,927	19,085
7.750% due 05/15/2022 (m)		$3,327	3,098
American Woodmark Corp.
4.875% due 03/15/2026		67	66
Andeavor Logistics LP
3.500% due 12/01/2022		56	55
4.250% due 12/01/2027		102	100

Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028 (c)		587	595
4.375% due 04/15/2038 (c)		568	580
4.600% due 04/15/2048 (c)		467	483
4.750% due 04/15/2058 (c)		715	733
Aramark Services, Inc.
5.000% due 02/01/2028		296	290
Arrow Electronics, Inc.
3.250% due 09/08/2024		274	261
Baidu, Inc.
3.875% due 09/29/2023		900	902
4.375% due 03/29/2028		500	502
Ball Corp.
4.875% due 03/15/2026		372	374
Berry Global, Inc.
4.500% due 02/15/2026		368	349
BMC Software Finance, Inc.
8.125% due 07/15/2021 (m)		32,050	32,170
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(m)		24,602	24,633
Boyne USA, Inc.
7.250% due 05/01/2025 (c)		7	7
Caesars Resort Collection LLC
5.250% due 10/15/2025 (m)		40	38
Campbell Soup Co.
2.645% due 03/16/2020 ~(m)		758	758
2.775% due 03/15/2021 ~(m)		510	510
3.300% due 03/15/2021 (m)		530	533
3.650% due 03/15/2023 (m)		710	712
3.950% due 03/15/2025 (m)		630	628
4.150% due 03/15/2028 (m)		710	704
4.800% due 03/15/2048		200	200
Cequel Communications Holdings LLC
7.500% due 04/01/2028 (c)		680	699
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (c)		142	145
Charter Communications Operating LLC
4.200% due 03/15/2028 (m)		720	690
Cheniere Energy Partners LP
5.250% due 10/01/2025 (m)		173	171
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~		134	134
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		178	173
Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		15,960	14,923
6.250% due 03/31/2023 (m)		30,281	28,048
Coty, Inc.
6.500% due 04/15/2026 (c)		460	463
Crown Americas LLC
4.750% due 02/01/2026		256	248
CSC Holdings LLC
5.375% due 02/01/2028		400	379
CSN Resources S.A.
6.500% due 07/21/2020 (m)		1,879	1,831
6.500% due 07/21/2020		140	136
CVS Health Corp.
2.687% due 03/09/2020 ~(m)		630	633
3.125% due 03/09/2020 (m)		1,000	1,002
3.350% due 03/09/2021 (m)		900	905
3.700% due 03/09/2023 (m)		2,600	2,611
4.100% due 03/25/2025 (m)		1,550	1,562
4.300% due 03/25/2028 (m)		2,170	2,188
4.780% due 03/25/2038 (m)		510	518
5.050% due 03/25/2048 (m)		780	822
DAE Funding LLC
4.000% due 08/01/2020		340	332
Diamond Resorts International, Inc.
7.750% due 09/01/2023		35	38
10.750% due 09/01/2024 (m)		16,800	18,333
Discovery Communications LLC
2.500% due 09/20/2024	GBP	200	276
3.950% due 03/20/2028		$246	236
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (m)		6,500	6,500
EI Group PLC
6.875% due 05/09/2025 (m)	GBP	2,210	3,447
Ensco PLC
7.750% due 02/01/2026		$48	44
Exela Intermediate LLC
10.000% due 07/15/2023 (m)		618	628
First Quantum Minerals Ltd.
6.500% due 03/01/2024		500	475
6.875% due 03/01/2026		600	572

Fresh Market, Inc.
9.750% due 05/01/2023 (m)		21,546	12,604
Frontier Finance PLC
8.000% due 03/23/2022 (m)	GBP	24,200	34,782
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$1,795	1,744
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		286	292
Hologic, Inc.
4.375% due 10/15/2025		139	135
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		7,100	5,671
9.000% due 03/01/2021 ^(e)		48,270	38,344
11.250% due 03/01/2021 ^(e)		8,430	6,702
IHS Markit Ltd.
4.000% due 03/01/2026		25	24
Ingevity Corp.
4.500% due 02/01/2026		210	203
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (m)		75,138	69,878
9.750% due 07/15/2025 (m)		614	575
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		5,354	5,327
7.750% due 06/01/2021 (m)		15,815	8,777
8.125% due 06/01/2023		1,289	625
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (m)		85,353	84,499
IRB Holding Corp.
6.750% due 02/15/2026		119	117
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		4,800	4,572
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		110	112
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (m)		4,352	3,400
Meredith Corp.
6.875% due 02/01/2026		198	204
Netflix, Inc.
4.875% due 04/15/2028		142	137
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (h)(i)		4,070	112
OGX Austria GmbH
8.375% due 04/01/2022 ^(e)		6,000	1
8.500% due 06/01/2018 ^(e)		48,450	1
OI European Group BV
4.000% due 03/15/2023		143	137
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (m)		5,449	5,340
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		430	410
4.500% due 03/15/2023 (m)		856	813
5.250% due 08/15/2022 (m)		20,007	19,676
5.500% due 02/15/2024 (m)		8,588	8,352
Petroleos Mexicanos
6.500% due 03/13/2027 (m)		1,080	1,155
6.750% due 09/21/2047 (m)		640	649
PetSmart, Inc.
5.875% due 06/01/2025		496	361
Pisces Midco, Inc.
8.000% due 04/15/2026 (c)		1,072	1,072
Pitney Bowes, Inc.
4.700% due 04/01/2023		181	171
Ply Gem Industries, Inc.
6.500% due 02/01/2022		10,800	11,140
ProGroup AG
3.000% due 03/31/2026	EUR	100	122
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (d)		$450	219
QVC, Inc.
5.950% due 03/15/2043 (m)		4,700	4,595
Radiate Holdco LLC
6.875% due 02/15/2023		360	350
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023 (m)		44	44
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	178
Safeway, Inc.
7.250% due 02/01/2031 (m)		$1,200	978
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	210	251
5.000% due 10/15/2025		$61	59
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		188	189

Sprint Spectrum Co. LLC
4.738% due 09/20/2029 (m)		1,200	1,209
5.152% due 09/20/2029 (m)		2,000	2,015
SS&C Technologies Holdings, Inc.
5.875% due 07/15/2023		2,694	2,852
Standard Industries, Inc.
4.750% due 01/15/2028		490	464
Sunoco LP
4.875% due 01/15/2023		346	334
T-Mobile USA, Inc.
4.750% due 02/01/2028		232	223
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	1,600	1,977
4.500% due 03/01/2025		700	865
6.000% due 04/15/2024		$1,300	1,264
6.750% due 03/01/2028		500	494
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		154	149
Tronox, Inc.
6.500% due 04/15/2026 (c)		356	357
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (m)	GBP	7,134	11,148
7.395% due 03/28/2024		6,155	9,610
United Group BV
4.375% due 07/01/2022	EUR	390	489
4.875% due 07/01/2024		430	538
UPCB Finance Ltd.
3.625% due 06/15/2029		990	1,187
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$90	88
9.250% due 04/01/2026		104	104
ViaSat, Inc.
5.625% due 09/15/2025 (m)		496	480
Viking Cruises Ltd.
5.875% due 09/15/2027		176	167
VOC Escrow Ltd.
5.000% due 02/15/2028		396	378
Vrio Finco 1 LLC
6.250% due 04/04/2023 (c)		450	457
6.875% due 04/04/2028 (c)		3,265	3,298
Western Digital Corp.
4.750% due 02/15/2026		1,440	1,440
Westmoreland Coal Co.
8.750% due 01/01/2022 (m)		31,910	11,328
Wind Tre SpA
2.625% due 01/20/2023	EUR	1,000	1,112
2.750% due 01/20/2024 ~		500	569
3.125% due 01/20/2025 (m)		650	707
5.000% due 01/20/2026 (m)		$600	513
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (c)		170	170
Wynn Macau Ltd.
4.875% due 10/01/2024 (m)		400	391
5.500% due 10/01/2027		400	393
Yellowstone Energy LP
5.750% due 12/31/2026 «		3,875	4,058

			591,884

UTILITIES 4.0%
AT&T, Inc.
2.850% due 02/14/2023 (m)		1,030	1,036
3.400% due 08/14/2024 (m)		2,080	2,092
3.900% due 08/14/2027 (m)		1,880	1,895
4.900% due 08/14/2037 (m)		1,904	1,924
5.150% due 02/14/2050 (m)		2,854	2,889
5.300% due 08/14/2058 (m)		854	863
Calpine Corp.
5.250% due 06/01/2026		127	123
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)(m)		11,651	12,584
Frontier Communications Corp.
8.500% due 04/01/2026		500	486
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037 (m)		300	355
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		6,542	6,411
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		2,052	1,052
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 (m)		9,322	9,019
6.720% due 12/01/2022		2,211	2,139
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		18,628	5,542

Petrobras Global Finance BV
5.299% due 01/27/2025		145	143
5.375% due 10/01/2029 (m)	GBP	2,320	3,223
5.999% due 01/27/2028 (m)		$6,915	6,855
5.999% due 01/27/2028		3,000	2,974
6.125% due 01/17/2022 (m)		26,860	28,767
6.250% due 12/14/2026 (m)	GBP	9,298	13,991
6.625% due 01/16/2034 (m)		11,017	16,485
7.375% due 01/17/2027 (m)		$3,946	4,279
Rio Oil Finance Trust
9.750% due 01/06/2027 (m)		2,504	2,737
9.750% due 01/06/2027		277	303
Sprint Capital Corp.
6.900% due 05/01/2019		42	43
Sprint Corp.
7.625% due 03/01/2026		1,570	1,537
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	400	493
3.375% due 10/27/2036	GBP	290	406

			130,646

Total Corporate Bonds & Notes (Cost $1,181,226)			1,120,164

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Caesars Entertainment Corp.
5.000% due 10/01/2024		$2,952	5,161

Total Convertible Bonds & Notes (Cost $5,509)			5,161

MUNICIPAL BONDS & NOTES 1.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		350	353
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		580	626
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		145	152
7.350% due 07/01/2035		115	126
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		1,360	1,277

			2,534

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,185	1,205

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036 «		6,415	6,110

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		95	90

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		231,485	14,030
7.467% due 06/01/2047		14,055	13,967

			27,997

Total Municipal Bonds & Notes (Cost $34,181)			37,936

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
3.000% due 01/25/2042 (a)(m)		1,126	97
3.500% due 08/25/2032 (a)(m)		2,494	275
4.129% (- 1.0*LIBOR01M + 6.000%) due 08/25/2038 ~(a)(m)		1,083	135
4.279% (- 1.0*LIBOR01M + 6.150%) due 02/25/2043 ~(a)(m)		5,026	595
4.733% (- 2.333*LIBOR01M + 9.100%) due 10/25/2042 ~(m)		2,795	2,649
4.769% (- 1.0*LIBOR01M + 6.640%) due 12/25/2036 ~(a)(m)		4,025	556
5.422% (US0001M + 3.550%) due 07/25/2029 ~		4,480	4,869
7.622% (US0001M + 5.750%) due 07/25/2029 ~(m)		6,000	7,017
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(h)(m)		149,607	94,324
0.100% due 02/25/2046 - 11/25/2050 (a)		1,469,888	6,271
0.200% due 04/25/2045 (a)		29,734	48

2.011% due 11/25/2045 ~(a)(m)	51,924	7,835
4.000% due 03/15/2027 (a)(m)	945	104
4.423% (- 1.0*LIBOR01M + 6.200%) due 09/15/2042 ~(a)(m)	1,794	217
4.723% (- 1.0*LIBOR01M + 6.500%) due 12/15/2034 ~(a)	1,583	69
7.022% (US0001M + 5.150%) due 10/25/2029 ~	10,650	12,027
10.872% (US0001M + 9.000%) due 03/25/2029 ~	4,794	5,918
11.420% (LIBOR01M + 9.750%) due 12/25/2045 ~	4,173	4,094
12.372% (US0001M + 10.500%) due 10/25/2028 ~	998	1,381
12.622% (US0001M + 10.750%) due 03/25/2025 ~	7,170	9,825
Ginnie Mae
3.500% due 06/20/2042 (a)(m)	1,197	206
4.298% (- 1.0*LIBOR01M + 6.120%) due 08/20/2042 ~(a)(m)	3,370	562
4.428% (- 1.0*LIBOR01M + 6.250%) due 12/20/2040 ~(a)(m)	3,217	380
4.914% (- 1.0*LIBOR01M + 6.700%) due 08/16/2039 ~(a)(m)	3,455	243

Total U.S. Government Agencies (Cost $156,098)		159,697

NON-AGENCY MORTGAGE-BACKED SECURITIES 51.7%
Adjustable Rate Mortgage Trust
2.022% (US0001M + 0.150%) due 03/25/2037 ~	2,004	1,811
2.132% (US0001M + 0.260%) due 03/25/2036 ~	5,795	4,313
3.908% due 03/25/2037 ~(m)	4,674	4,268
5.321% due 11/25/2037 ^~	1,450	1,270
American Home Mortgage Investment Trust
6.600% due 01/25/2037	5,126	2,454
ASG Resecuritization Trust
2.795% due 01/28/2037 ~(m)	16,201	13,339
6.000% due 06/28/2037 ~(m)	40,942	31,931
Banc of America Alternative Loan Trust
6.000% due 07/25/2035 ^	135	135
6.000% due 04/25/2036	1,382	1,303
6.000% due 07/25/2046 ^	1,759	1,587
6.500% due 02/25/2036 ^	3,049	2,962
12.823% (- 2.2*US0001M + 16.940%) due 09/25/2035 ^~	398	455
Banc of America Commercial Mortgage Trust
5.581% due 06/10/2049 ~(m)	1,748	1,771
5.734% due 07/10/2046 ~(m)	3,188	3,185
Banc of America Funding Trust
0.000% due 11/26/2036 ~	33,756	7,260
2.082% (US0001M + 0.210%) due 04/25/2037 ^~(m)	2,357	1,953
3.584% due 09/20/2037 ~	944	705
3.674% due 09/20/2047 ^~	504	456
3.700% due 09/20/2046 ~	3,153	3,007
3.862% due 04/20/2035 ^~	3,142	2,866
5.052% due 08/26/2036 ~	5,966	4,852
6.000% due 10/25/2037 ^	5,729	4,344
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	1,879	1,763
5.750% due 05/25/2037 ^(m)	1,351	1,183
6.000% due 10/25/2036 ^	228	216
Bancorp Commercial Mortgage Trust
5.490% due 08/15/2032 ~(m)	3,470	3,498
Barclays Commercial Mortgage Securities Trust
6.777% (LIBOR01M + 5.000%) due 08/15/2027 ~(m)	24,090	23,679
Bayview Commercial Asset Trust
2.092% (LIBOR01M + 0.220%) due 03/25/2037 ~	242	233
2.102% (LIBOR01M + 0.230%) due 12/25/2036 ~	370	356
2.302% (LIBOR01M + 0.645%) due 08/25/2034 ~	180	176
BCAP LLC
6.000% due 10/26/2037 ~	4,896	4,562
6.893% due 07/26/2036 ~	790	852
BCAP LLC Trust
1.801% (US0001M + 0.180%) due 05/26/2036 ~	6,132	4,012
1.851% due 02/26/2037 ~(m)	19,447	13,734
1.901% (12MTA + 0.700%) due 02/26/2047 ~(m)	21,411	15,407
2.121% (US0001M + 0.500%) due 05/26/2035 ~	7,329	5,655
3.491% due 07/26/2036 ~	4,946	4,524
3.588% due 03/26/2037 ~	2,294	2,000
3.617% due 07/26/2036 ~	1,133	954
3.623% due 03/27/2037 ~	7,937	5,911
5.500% due 12/26/2035 ~(m)	13,338	11,420
5.999% due 06/26/2037 ~(m)	7,606	7,881
6.532% due 11/26/2035 ~	3,004	3,076
12.623% due 01/26/2036 ~	13,735	3,486
Bear Stearns Adjustable Rate Mortgage Trust
3.544% due 02/25/2036 ^~	1,464	1,450
Bear Stearns ALT-A Trust
2.212% (US0001M + 0.340%) due 08/25/2036 ~(m)	36,300	35,491
2.372% (US0001M + 0.500%) due 01/25/2036 ^~(m)	11,757	12,304
2.997% (US0001M + 1.125%) due 03/25/2035 ~(m)	7,349	6,411
3.225% due 04/25/2037 ~(m)	7,715	7,139
3.428% due 08/25/2046 ~(m)	5,421	5,115
3.471% due 03/25/2036 ~	2,960	2,221
3.491% due 07/25/2036 ~(m)	56,133	32,760
3.552% due 12/25/2046 ^~(m)	6,486	5,134
3.618% due 09/25/2035 ^~(m)	7,247	5,671

Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035 ^(m)	617	563
Bear Stearns Commercial Mortgage Securities Trust
5.760% due 04/12/2038 ~	1,120	876
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 (m)	4,540	4,683
CD Mortgage Trust
5.688% due 10/15/2048 (m)	21,332	10,653
Citigroup Commercial Mortgage Trust
5.612% due 12/10/2049 ~(m)	15,786	12,129
Citigroup Mortgage Loan Trust
3.157% due 08/25/2037 ~	4,718	3,564
3.284% due 03/25/2037 ~	4,622	4,099
3.360% due 07/25/2036 ^~	3,377	2,601
3.539% due 08/25/2034 ~	6,115	5,061
3.571% due 04/25/2037 ^~	783	680
3.686% due 03/25/2037 ^~	2,731	2,675
5.500% due 12/25/2035	4,188	3,536
6.000% due 07/25/2036	5,472	4,021
6.500% due 09/25/2036	1,717	1,415
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~(m)	3,089	1,833
Commercial Mortgage Loan Trust
6.034% due 12/10/2049 ~(m)	19,305	11,917
Commercial Mortgage Trust
4.000% due 07/10/2046 (m)	8,000	6,662
5.377% due 12/10/2046 (m)	3,889	3,918
5.505% due 03/10/2039 ~	939	728
5.658% due 06/10/2046 ~(m)	3,276	2,498
5.736% due 07/10/2038 ~(m)	10,700	9,864
6.298% due 06/10/2036 ~	2,850	2,823
Countrywide Alternative Loan Resecuritization Trust
3.278% due 03/25/2047 ~(m)	2,180	2,176
7.000% due 01/25/2037	6,442	3,267
Countrywide Alternative Loan Trust
2.012% (US0001M + 0.190%) due 03/20/2047 ~(m)	930	795
2.052% (US0001M + 0.180%) due 05/25/2036 ~(m)	22,040	17,005
2.082% (US0001M + 0.210%) due 08/25/2047 ^~	1,934	1,745
2.092% (US0001M + 0.220%) due 05/25/2047 ~(m)	17,863	11,635
2.102% (US0001M + 0.230%) due 03/25/2036 ~(m)	22,136	19,435
2.122% (US0001M + 0.300%) due 11/20/2035 ~	236	226
2.132% (US0001M + 0.260%) due 07/25/2036 ~(m)	9,888	7,954
2.572% (US0001M + 0.700%) due 10/25/2035 ^~	1,267	1,031
2.593% (12MTA + 1.310%) due 07/20/2035 ^~(m)	16,216	13,489
3.413% due 05/25/2036 ~(m)	8,498	7,196
5.500% due 11/25/2035 (m)	2,540	2,003
5.500% due 02/25/2036 ^	1,761	1,575
5.500% due 02/25/2036	1,927	1,773
5.500% due 05/25/2036 ^(m)	2,053	1,920
5.500% due 05/25/2036 (m)	6,324	5,913
6.000% due 03/25/2035 ^	462	361
6.000% due 04/25/2036 (m)	826	651
6.000% due 01/25/2037 ^(m)	1,453	1,427
6.000% due 02/25/2037 ^	716	516
6.000% due 02/25/2037 ^(m)	1,336	914
6.000% due 04/25/2037 ^(m)	6,726	5,174
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	795	611
14.653% (- 2.75*US0001M + 19.800%) due 07/25/2035 ~	142	163
Countrywide Asset-Backed Certificates
2.112% (US0001M + 0.240%) due 04/25/2036 ~(m)	783	637
Countrywide Home Loan Mortgage Pass-Through Trust
3.442% due 05/20/2036 ^~(m)	2,994	2,439
3.619% due 09/20/2036 ~	5,212	4,320
3.742% (US0001M + 1.870%) due 03/25/2046 ^~(m)	62,730	41,312
Credit Suisse Commercial Mortgage Trust
5.686% due 02/15/2039 ~(m)	6,910	6,912
Credit Suisse First Boston Mortgage Securities Corp.
4.952% due 07/15/2037 ~(m)	4,620	4,736
5.100% due 08/15/2038 ~	2,400	2,322
6.000% due 01/25/2036 (m)	395	355
Credit Suisse Mortgage Capital Certificates
1.833% (US0001M + 1.500%) due 11/27/2037 ~	8,118	5,503
2.061% (LIBOR01M + 0.500%) due 11/30/2037 ~	10,750	9,461
3.057% due 05/27/2036 ~(m)	10,578	8,430
3.151% due 12/29/2037 ~	5,176	4,314
3.323% due 10/26/2036 ~(m)	21,795	18,136
3.375% due 11/25/2037 ~	10,249	7,960
3.378% due 05/26/2036 ~	9,179	6,810
3.634% due 04/28/2037 ~	7,015	5,720
3.639% due 09/26/2047 ~(m)	25,263	17,256
5.750% due 05/26/2037 (m)	29,125	26,508

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		896	757
6.000% due 07/25/2036 (m)		2,008	1,696
6.500% due 05/25/2036 ^(m)		3,511	2,580
DBUBS Mortgage Trust
4.652% due 11/10/2046 (m)		19,203	14,424
Debussy DTC PLC
5.930% due 07/12/2025 (m)	GBP	55,000	65,976
8.250% due 07/12/2025		10,000	5,146
Deutsche ALT-A Securities, Inc.
2.172% (US0001M + 0.300%) due 04/25/2037 ~(m)		$8,833	5,930
5.500% due 12/25/2035 ^		812	739
Epic Drummond Ltd.
0.000% (EUR003M + 0.190%) due 01/25/2022 ~(m)	EUR	3,514	4,314
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	4	7,563
0.513% (EUR003M + 0.840%) due 03/13/2045 ~	EUR	7,067	6,753
0.904% (BP0003M + 0.300%) due 06/13/2045 ~	GBP	1,594	1,923
1.604% (BP0003M + 1.000%) due 06/13/2045 ~		17,909	23,844
1.854% (BP0003M + 1.250%) due 06/13/2045 ~		18,479	23,963
2.204% (BP0003M + 1.600%) due 09/13/2045 ~		15,406	20,925
2.354% (BP0003M + 1.750%) due 06/13/2045 ~		11,374	13,893
2.854% (BP0003M + 2.250%) due 09/13/2045 ~		10,990	14,844
4.104% (BP0003M + 3.500%) due 06/13/2045 ~		4,035	4,900
4.454% (BP0003M + 3.850%) due 09/13/2045 ~		9,132	13,802
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)(h)		$8	8
0.000% due 05/25/2020 (b)(h)		14	11
0.000% due 06/25/2020 ^(b)(h)		7	6
0.000% due 03/25/2035 (b)(h)		110	93
First Horizon Mortgage Pass-Through Trust
3.885% due 05/25/2037 ^~(m)		6,748	5,708
Fondo de Titulizacion de Activos UCI
0.000% (EUR003M + 0.150%) due 06/16/2049 ~	EUR	3,470	4,026
GC Pastor Hipotecario FTA
0.000% (EUR003M + 0.170%) due 06/21/2046 ~(m)		27,076	29,958
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~(m)		$44,200	44,614
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	10,050	11,142
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~(m)		$28,657	25,590
GSC Capital Corp. Mortgage Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ^~		3,178	2,830
HarborView Mortgage Loan Trust
2.627% (COF 11 + 1.850%) due 06/19/2045 ^~		1,352	900
Hipocat FTA
0.000% (EUR003M + 0.160%) due 01/15/2050 ~	EUR	4,655	5,475
HomeBanc Mortgage Trust
3.348% due 04/25/2037 ^~(m)		$7,158	6,426
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^(m)		12,015	10,929
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% (EUR003M + 0.140%) due 03/22/2043 ~(m)	EUR	33,807	37,819
IM Pastor Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.140%) due 03/22/2044 ~		1,067	1,199
Impac Secured Assets Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~(m)		$5,605	5,379
IndyMac Mortgage Loan Trust
2.082% (LIBOR01M + 0.210%) due 11/25/2036 ~		268	258
3.416% due 11/25/2035 ^~		5,015	4,663
3.642% due 06/25/2036 ~		1,347	1,258
Jefferies Resecuritization Trust
6.000% due 12/26/2036 ~		3,978	1,931
JPMorgan Alternative Loan Trust
2.131% (US0001M + 0.500%) due 06/27/2037 ~(m)		13,985	12,597
3.391% due 11/25/2036 ^~(m)		1,174	1,214
3.589% due 05/25/2036 ^~		1,077	878
6.000% due 12/25/2035 ^		1,248	1,210
11.562% due 06/27/2037 ~(m)		14,484	9,528
JPMorgan Chase Commercial Mortgage Securities Trust
2.972% due 05/15/2045 ~		4,227	2,193
4.000% due 08/15/2046 ~		2,732	1,559
5.010% due 07/15/2042 ~		2,448	2,496
5.204% due 10/15/2032 ~		4,700	4,500
5.585% due 01/12/2043 ~(m)		3,310	3,396
5.630% due 06/12/2041 ~(m)		10,975	10,920
JPMorgan Resecuritization Trust
3.521% due 03/21/2037 ~		5,358	4,677
6.000% due 09/26/2036		2,782	2,386
6.500% due 04/26/2036 ~		6,651	3,762
Lansdowne Mortgage Securities PLC
0.013% (EUR003M + 0.340%) due 09/16/2048 ~	EUR	11,197	12,589

Lavender Trust
6.250% due 10/26/2036		$5,312	4,411
LB-UBS Commercial Mortgage Trust
5.767% due 02/15/2040 ~(m)		6,683	6,688
6.950% due 06/15/2038 ~		516	530
Lehman Mortgage Trust
6.000% due 01/25/2038 ^		3,292	3,493
Lehman XS Trust
2.772% (US0001M + 0.900%) due 08/25/2047 ~		590	494
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^(m)		3,844	3,539
Merrill Lynch Mortgage Investors Trust
3.559% due 03/25/2036 ^~(m)		12,861	10,012
Morgan Stanley Capital Trust
5.399% due 12/15/2043 (m)		6,345	4,965
5.862% due 07/12/2044 ~(m)		1,510	1,509
5.993% due 06/11/2049 ~(m)		5,146	5,225
6.124% due 08/12/2041 ~(m)		7,225	7,514
Morgan Stanley Mortgage Loan Trust
2.042% (US0001M + 0.170%) due 05/25/2036 ~		191	84
3.691% due 05/25/2036 ^~		2,888	2,184
5.962% due 06/25/2036 ~		2,349	1,122
Morgan Stanley Re-REMIC Trust
2.507% (US0001M + 0.230%) due 02/26/2037 ~		5,427	4,730
2.768% due 03/26/2037		3,228	2,762
Morgan Stanley Resecuritization Trust
3.658% due 06/26/2035 ~		10,858	6,528
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «(m)		5,751	5,018
Motel 6 Trust
8.703% due 08/15/2019 ~(m)		42,617	43,234
Natixis Commercial Mortgage Securities Trust
3.800% due 11/15/2034 ~		12,905	12,968
5.588% due 11/15/2034 ~		3,163	3,174
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(h)		8	6
RBSSP Resecuritization Trust
3.901% due 09/26/2035 ~		7,676	5,777
6.000% due 06/26/2037 ~		1,332	1,119
7.598% due 06/26/2037 ~		678	588
Residential Accredit Loans, Inc. Trust
2.022% (US0001M + 0.150%) due 02/25/2037 ~(m)		769	723
6.000% due 12/25/2035 ^(m)		3,238	3,169
6.000% due 11/25/2036 ^		3,911	3,519
6.250% due 02/25/2037 ^(m)		5,070	4,558
6.500% due 09/25/2037 ^		1,833	1,627
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032 (m)		965	810
Residential Asset Securitization Trust
6.000% due 05/25/2036		1,171	1,147
6.000% due 02/25/2037 ^		231	177
6.000% due 03/25/2037 ^		3,264	2,329
6.250% due 10/25/2036 ^		160	152
RiverView HECM Trust
2.550% (T1Y + 0.500%) due 05/25/2047 «~(m)		18,911	16,027
Sequoia Mortgage Trust
2.526% (US0006M + 0.600%) due 02/20/2034 ~		569	548
3.269% due 09/20/2032 ~		600	588
Structured Adjustable Rate Mortgage Loan Trust
3.904% due 04/25/2036 ^~		332	453
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 05/25/2036 ~		39	33
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^(m)		1,649	1,420
Suntrust Adjustable Rate Mortgage Loan Trust
3.632% due 02/25/2037 ^~(m)		6,755	5,844
Theatre Hospitals PLC
3.521% (BP0003M + 3.000%) due 10/15/2031 ~(m)	GBP	37,399	51,291
4.271% (BP0003M + 3.750%) due 10/15/2031 ~		1,773	2,430
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~(m)		$16,690	16,916
5.720% due 10/15/2048 ~(m)		600	614
WaMu Mortgage Pass-Through Certificates Trust
2.277% (COF 11 + 1.500%) due 07/25/2046 ~		364	357
3.264% due 08/25/2036 ^~		2,820	2,759
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	0	2,217
1.436% due 12/21/2049 ~		24,719	34,780
2.136% due 12/21/2049 ~		2,261	3,214
2.636% due 12/21/2049 ~		1,130	1,608
3.136% due 12/21/2049 ~		646	921
3.636% due 12/21/2049 ~		646	913
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~		0	150,851

Washington Mutual Mortgage Pass-Through Certificates Trust
2.112% (US0001M + 0.240%) due 01/25/2047 ^~(m)		$2,568	2,365
2.253% (12MTA + 0.970%) due 06/25/2046 ~(m)		9,706	5,857
5.750% due 11/25/2035 ^(m)		1,985	1,869
5.967% due 05/25/2036 ^(m)		8,274	7,238
Wells Fargo Mortgage Loan Trust
3.546% due 03/27/2037 ~(m)		8,018	7,201

Total Non-Agency Mortgage-Backed Securities (Cost $1,584,644)			1,685,685

ASSET-BACKED SECURITIES 66.2%
Aames Mortgage Investment Trust
2.862% (US0001M + 0.990%) due 07/25/2035 ~(m)		19,113	18,335
ACE Securities Corp. Home Equity Loan Trust
1.982% (US0001M + 0.110%) due 12/25/2036 ~(m)		26,137	10,992
2.492% (US0001M + 0.620%) due 02/25/2036 ^~(m)		6,528	6,164
2.967% (US0001M + 1.095%) due 07/25/2035 ^~(m)		17,938	12,659
Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	1,972
Aegis Asset-Backed Securities Trust
2.302% (US0001M + 0.430%) due 12/25/2035 ~(m)		$25,300	23,851
2.352% (US0001M + 0.480%) due 06/25/2035 ~(m)		12,094	10,727
Airspeed Ltd.
2.047% (LIBOR01M + 0.270%) due 06/15/2032 ~		18,088	15,732
American Money Management Corp. CLO Ltd.
7.782% (US0003M + 6.060%) due 04/14/2029 ~(m)		6,100	6,115
9.037% (US0003M + 6.980%) due 12/09/2026 ~(m)		10,000	10,145
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.482% (US0001M + 0.610%) due 09/25/2035 ~(m)		13,750	13,062
3.822% (US0001M + 1.950%) due 09/25/2032 ~		1,148	1,123
Arbor Realty Commercial Real Estate Notes Ltd.
6.277% (US0001M + 4.500%) due 04/15/2027 ~		5,300	5,471
Argent Securities Trust
1.972% (US0001M + 0.100%) due 06/25/2036 ~		2,111	824
1.992% (US0001M + 0.120%) due 04/25/2036 ~		1,232	537
2.022% (US0001M + 0.150%) due 06/25/2036 ~		4,428	1,740
2.022% (US0001M + 0.150%) due 09/25/2036 ~		9,296	4,086
2.062% (US0001M + 0.190%) due 03/25/2036 ~(m)		13,238	7,992
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.192% (US0001M + 0.320%) due 01/25/2036 ~(m)		17,628	15,128
2.252% (US0001M + 0.380%) due 02/25/2036 ~(m)		35,416	27,881
2.332% (US0001M + 0.460%) due 11/25/2035 ~		5,851	4,348
3.147% (US0001M + 1.275%) due 11/25/2034 ~(m)		9,031	8,308
Asset-Backed Funding Certificates Trust
2.697% (US0001M + 0.825%) due 07/25/2035 ~(m)		7,400	6,758
2.922% (US0001M + 1.050%) due 03/25/2034 ~		1,140	1,066
Asset-Backed Securities Corp. Home Equity Loan Trust
4.777% (US0001M + 3.000%) due 08/15/2033 ~		665	664
Banco Bilbao Vizcaya Argentaria, S.A.
0.321% (EUR003M + 0.650%) due 03/22/2046 «~	EUR	1,400	1,288
Bear Stearns Asset-Backed Securities Trust
2.012% (US0001M + 0.140%) due 12/25/2036 ~(m)		$18,265	19,147
3.072% (US0001M + 1.200%) due 07/25/2035 ~(m)		38,890	33,784
3.372% (LIBOR01M + 1.500%) due 10/27/2032 ~		310	305
3.747% (US0001M + 1.875%) due 12/25/2034 ~(m)		18,650	16,119
3.786% due 10/25/2036 ~		588	551
BSPRT Issuer Ltd.
6.027% (US0001M + 4.250%) due 06/15/2027 ~		12,900	13,061
C-BASS CBO Corp.
1.350% (US0003M + 0.250%) due 09/06/2041 ~		65,385	6,931
Carlyle Global Market Strategies CLO Ltd.
7.060% (US0003M + 5.300%) due 04/27/2027 ~		1,750	1,759
Carrington Mortgage Loan Trust
1.952% (US0001M + 0.080%) due 10/25/2036 ~(m)		1,101	809
2.132% (US0001M + 0.260%) due 02/25/2037 ~(m)		8,300	7,632
2.292% (US0001M + 0.420%) due 02/25/2037 ~(m)		13,201	9,996
2.922% (US0001M + 1.050%) due 05/25/2035 ~		4,400	4,304
Cavendish Square Funding PLC
0.611% (EUR003M + 0.940%) due 02/11/2055 ~	EUR	1,500	1,781
1.521% (EUR003M + 1.850%) due 02/11/2055 ~		3,500	4,244
CIFC Funding Ltd.
0.000% due 05/24/2026 (h)		$3,390	2,030
Citigroup Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~(m)		28,898	25,863
2.022% (US0001M + 0.150%) due 12/25/2036 ~(m)		24,472	13,053
2.032% (US0001M + 0.160%) due 09/25/2036 ~(m)		18,939	14,495
2.072% (US0001M + 0.200%) due 05/25/2037 ~		737	543
2.092% (US0001M + 0.220%) due 12/25/2036 ~		4,928	2,656
2.572% (US0001M + 0.700%) due 11/25/2046 ~		4,867	2,879
6.351% due 05/25/2036 ^		3,055	1,847
Conseco Finance Securitizations Corp.
9.546% due 12/01/2033 ~(m)		6,480	6,959

Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	3,288
3.600% due 11/27/2028		1,197	1,480
4.500% due 11/27/2028		1,047	1,296
6.200% due 11/27/2028		1,296	1,603
Coronado CDO Ltd.
3.525% (US0003M + 1.500%) due 09/04/2038 ~		$26,800	19,028
6.000% due 09/04/2038		4,300	3,494
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~(m)		31,992	30,008
2.012% (US0001M + 0.140%) due 06/25/2035 ~(m)		68,262	61,136
2.012% (US0001M + 0.140%) due 03/25/2037 ~(m)		22,909	19,423
2.012% (US0001M + 0.140%) due 07/25/2037 ^~(m)		12,106	10,539
2.012% (US0001M + 0.140%) due 06/25/2047 ^~(m)		50,153	46,048
2.032% (US0001M + 0.160%) due 05/25/2036 ~(m)		9,086	8,035
2.072% (US0001M + 0.200%) due 06/25/2037 ^~(m)		21,302	19,250
2.092% (US0001M + 0.220%) due 05/25/2037 ~(m)		25,000	22,437
2.092% (US0001M + 0.220%) due 08/25/2037 ~(m)		26,000	22,362
2.092% (US0001M + 0.220%) due 05/25/2047 ~(m)		17,951	16,929
2.092% (US0001M + 0.220%) due 06/25/2047 ^~(m)		19,000	15,428
2.102% (US0001M + 0.230%) due 04/25/2047 ~(m)		35,000	27,328
2.112% (US0001M + 0.240%) due 03/25/2036 ~(m)		35,554	32,202
2.162% (US0001M + 0.290%) due 10/25/2047 ~(m)		59,229	50,809
2.262% (US0001M + 0.390%) due 04/25/2036 ~(m)		8,762	6,423
2.322% (US0001M + 0.450%) due 03/25/2047 ^~		1,973	1,204
2.362% (US0001M + 0.490%) due 04/25/2036 ~(m)		15,850	10,966
2.422% (US0001M + 0.550%) due 05/25/2047 ~		3,975	2,788
3.072% (US0001M + 1.200%) due 06/25/2033 ~		128	115
4.769% due 10/25/2046 ^~(m)		629	616
4.826% due 10/25/2032 ^~(m)		22,870	20,743
Countrywide Asset-Backed Certificates Trust
2.022% (US0001M + 0.150%) due 03/25/2047 ~(m)		12,807	12,385
2.392% (US0001M + 0.520%) due 05/25/2036 ~(m)		32,300	27,022
3.597% (US0001M + 1.725%) due 11/25/2034 ~(m)		13,611	13,421
Crecera Americas LLC
0.000% due 08/31/2020 ~		49,923	49,972
Credit-Based Asset Servicing and Securitization LLC
2.502% (US0001M + 0.630%) due 07/25/2035 ~		3,000	2,607
Dekania Europe CDO PLC
0.191% (EUR003M + 0.520%) due 09/27/2037 ~	EUR	2,022	2,376
ECAF Ltd.
4.947% due 06/15/2040		$5,914	6,013
Encore Credit Receivables Trust
2.562% (US0001M + 0.690%) due 07/25/2035 ~		421	398
Euromax ABS PLC
0.011% (EUR003M + 0.340%) due 11/10/2095 ~	EUR	6,000	6,786
FAB UK Ltd.
0.000% due 12/06/2045 (h)	GBP	10,468	6,550
Fieldstone Mortgage Investment Trust
2.042% (US0001M + 0.170%) due 07/25/2036 ~		$6,482	3,747
First Franklin Mortgage Loan Trust
0.000% due 04/25/2036 (h)(m)		8,040	6,967
2.112% (US0001M + 0.240%) due 04/25/2036 ~(m)		6,825	6,017
2.252% (US0001M + 0.380%) due 02/25/2036 ~		5,500	4,110
2.322% (US0001M + 0.450%) due 11/25/2036 ~		2,066	2,070
2.817% (US0001M + 0.945%) due 09/25/2035 ~		6,228	4,294
2.847% (US0001M + 0.975%) due 05/25/2036 ~(m)		15,201	7,815
Fremont Home Loan Trust
2.022% (US0001M + 0.150%) due 01/25/2037 ~		3,835	2,285
2.112% (US0001M + 0.240%) due 02/25/2037 ~		1,567	908
Glacier Funding CDO Ltd.
2.057% (US0003M + 0.270%) due 08/04/2035 ~		24,460	6,029
Greenpoint Manufactured Housing
9.230% due 12/15/2029 ~(m)		9,209	7,627
Greystone Commercial Real Estate Ltd.
6.527% (US0001M + 4.750%) due 03/15/2027 ~(m)		25,000	25,019
GSAA Trust
5.058% due 05/25/2035 (m)		5,158	5,274
GSAMP Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~		3,980	2,544
1.962% (US0001M + 0.090%) due 01/25/2037 ~(m)		1,187	761
2.032% (US0001M + 0.160%) due 04/25/2036 ~(m)		694	520
2.072% (US0001M + 0.200%) due 11/25/2036 ~		4,911	2,982
2.122% (US0001M + 0.250%) due 12/25/2036 ~		5,214	2,887
2.142% (US0001M + 0.270%) due 04/25/2036 ~(m)		24,743	18,975
3.522% (US0001M + 1.650%) due 10/25/2034 ~		579	565
4.422% (US0001M + 2.550%) due 10/25/2033 ~		463	463
Halcyon Loan Advisors European Funding BV
0.000% due 04/15/2030 ~	EUR	1,400	1,586
Hillcrest CDO Ltd.
2.411% (LIBOR03M + 0.340%) due 12/10/2039 ~		$50,116	20,297
Home Equity Asset Trust
2.967% (US0001M + 1.095%) due 05/25/2035 ~		3,800	3,716
3.072% (US0001M + 1.200%) due 07/25/2035 ~		4,000	3,665
Home Equity Loan Trust
2.212% (US0001M + 0.340%) due 04/25/2037 ~(m)		8,000	6,266

Home Equity Mortgage Loan Asset-Backed Trust
2.032% (US0001M + 0.160%) due 11/25/2036 ~(m)		6,201	5,227
2.112% (US0001M + 0.240%) due 04/25/2037 ~(m)		4,067	3,092
2.312% (US0001M + 0.440%) due 03/25/2036 ~(m)		1,504	1,335
House of Europe Funding PLC
0.000% (EUR003M + 0.280%) due 11/08/2090 ~	EUR	3,441	4,210
Hout Bay Corp.
1.936% (LIBOR01M + 0.250%) due 07/05/2041 ~		$85,245	26,639
HSI Asset Securitization Corp. Trust
1.982% (US0001M + 0.110%) due 12/25/2036 ~(m)		25,835	10,754
2.032% (US0001M + 0.160%) due 10/25/2036 ~(m)		10,094	5,396
2.042% (US0001M + 0.170%) due 12/25/2036 ~(m)		15,824	6,587
2.062% (US0001M + 0.190%) due 01/25/2037 ~(m)		45,464	37,417
2.262% (US0001M + 0.390%) due 11/25/2035 ~(m)		5,830	5,579
IXIS Real Estate Capital Trust
2.847% (US0001M + 0.975%) due 09/25/2035 ^~		5,457	3,985
JPMorgan Mortgage Acquisition Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		2,279	1,175
2.032% (US0001M + 0.160%) due 07/25/2036 ^~		1,389	605
5.462% due 09/25/2029 ^(m)		4,117	3,417
5.888% due 10/25/2036 ^(m)		13,724	11,384
Jubilee CLO BV
0.000% due 01/15/2028 ~	EUR	7,000	5,941
Lehman XS Trust
4.907% due 05/25/2037 ^~(m)		$13,574	12,362
Long Beach Mortgage Loan Trust
2.062% (US0001M + 0.190%) due 02/25/2036 ~(m)		47,549	40,279
2.522% (US0001M + 0.650%) due 09/25/2034 ~		1,216	1,146
2.577% (US0001M + 0.705%) due 11/25/2035 ~(m)		39,304	31,347
2.847% (US0001M + 0.975%) due 04/25/2035 ~(m)		38,750	38,895
Magnetite Ltd.
6.672% (US0003M + 4.950%) due 04/15/2026 ~(m)		4,900	4,906
Mastr Asset Backed Securities Trust
2.112% (US0001M + 0.240%) due 06/25/2036 ~		3,932	2,354
MASTR Asset-Backed Securities Trust
2.042% (US0001M + 0.170%) due 06/25/2036 ~(m)		8,350	7,388
2.052% (US0001M + 0.180%) due 02/25/2036 ~(m)		8,846	5,104
2.412% (US0001M + 0.540%) due 12/25/2035 ~(m)		11,886	7,206
Morgan Stanley ABS Capital, Inc. Trust
1.932% (US0001M + 0.060%) due 09/25/2036 ~		4,116	2,096
1.942% (US0001M + 0.070%) due 10/25/2036 ~		5	3
2.012% (US0001M + 0.140%) due 10/25/2036 ~(m)		10,299	6,333
2.022% (US0001M + 0.150%) due 06/25/2036 ~(m)		7,670	5,361
2.022% (US0001M + 0.150%) due 06/25/2036 ~		2,022	1,795
2.022% (US0001M + 0.150%) due 09/25/2036 ~		8,269	4,273
2.022% (US0001M + 0.150%) due 11/25/2036 ~(m)		19,945	13,863
2.092% (US0001M + 0.220%) due 10/25/2036 ~		4,963	3,082
2.547% (US0001M + 0.675%) due 09/25/2035 ~(m)		18,121	16,346
2.907% (US0001M + 1.035%) due 01/25/2035 ~		4,906	2,354
3.822% (US0001M + 1.950%) due 05/25/2034 ~		2,211	2,188
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~		87,000	45,261
New Century Home Equity Loan Trust
4.872% (US0001M + 3.000%) due 01/25/2033 ^~		577	552
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.202% (US0001M + 0.330%) due 10/25/2036 ^~		5,108	1,884
2.292% (US0001M + 0.420%) due 02/25/2036 ~(m)		31,899	25,537
Ocean Trails CLO
6.920% due 08/13/2025 ~		3,500	3,509
Option One Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 07/25/2037 ~(m)		18,017	12,511
2.012% (US0001M + 0.140%) due 01/25/2037 ~(m)		12,162	8,063
2.092% (US0001M + 0.220%) due 01/25/2037 ~		2,481	1,659
2.122% (US0001M + 0.250%) due 03/25/2037 ~		735	454
2.202% (US0001M + 0.330%) due 04/25/2037 ~(m)		2,884	1,931
Option One Mortgage Loan Trust Asset-Backed Certificates
2.332% (US0001M + 0.460%) due 11/25/2035 ~(m)		13,200	12,286
Park Place Securities, Inc.
2.502% (US0001M + 0.630%) due 09/25/2035 ~(m)		7,240	6,670
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.362% (US0001M + 0.490%) due 08/25/2035 ~(m)		8,350	8,008
2.697% (US0001M + 0.825%) due 07/25/2035 ~(m)		30,950	29,184
2.907% (US0001M + 1.035%) due 03/25/2035 ^~(m)		7,500	6,930
2.997% (US0001M + 1.125%) due 10/25/2034 ~(m)		10,000	9,482
3.597% (US0001M + 1.725%) due 02/25/2035 ~(m)		29,447	26,228
3.897% (US0001M + 2.025%) due 12/25/2034 ~(m)		25,974	23,047
Popular ABS Mortgage Pass-Through Trust
2.562% (US0001M + 0.690%) due 06/25/2035 ~		626	534
3.022% (US0001M + 1.150%) due 06/25/2035 ~		1,349	1,099
RAAC Trust
3.371% (US0001M + 1.750%) due 05/25/2046 ~(m)		17,151	14,519
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		3,174	1,613

Residential Asset Mortgage Products Trust
2.192% (US0001M + 0.320%) due 01/25/2036 ~(m)		12,982	11,752
2.252% (US0001M + 0.380%) due 01/25/2036 ~		4,360	4,280
2.592% (US0001M + 0.720%) due 02/25/2035 ~		250	250
2.622% (US0001M + 0.750%) due 04/25/2034 ~(m)		4,196	4,167
2.742% (US0001M + 0.870%) due 04/25/2034 ~(m)		4,859	4,806
3.447% (US0001M + 1.575%) due 04/25/2034 ^~		1,299	985
3.852% (US0001M + 1.980%) due 04/25/2034 ^~		1,738	1,301
Residential Asset Securities Corp. Trust
2.002% (US0001M + 0.130%) due 11/25/2036 ~(m)		11,597	9,468
2.042% (US0001M + 0.170%) due 10/25/2036 ~(m)		13,761	10,220
2.102% (US0001M + 0.230%) due 06/25/2036 ~(m)		41,332	39,352
2.152% (US0001M + 0.280%) due 04/25/2036 ~(m)		5,270	5,069
2.202% (US0001M + 0.330%) due 04/25/2036 ~(m)		8,497	6,141
2.212% (US0001M + 0.340%) due 05/25/2037 ~(m)		9,275	8,977
2.532% (LIBOR01M + 0.660%) due 12/25/2035 ~(m)		18,101	15,218
2.997% (US0001M + 1.125%) due 02/25/2035 ~		1,900	1,905
Securitized Asset-Backed Receivables LLC Trust
2.012% (US0001M + 0.140%) due 07/25/2036 ~(m)		24,130	20,103
2.032% (US0001M + 0.160%) due 07/25/2036 ~(m)		2,967	1,517
2.122% (US0001M + 0.250%) due 05/25/2036 ~(m)		19,279	12,788
2.142% (US0001M + 0.270%) due 03/25/2036 ~(m)		8,621	7,717
2.322% (US0001M + 0.450%) due 10/25/2035 ~(m)		13,000	12,599
2.472% (US0001M + 0.600%) due 11/25/2035 ~(m)		11,322	8,498
2.532% (US0001M + 0.660%) due 08/25/2035 ~(m)		4,039	2,607
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		25	24,963
SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		20	16,157
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(h)		200	4,022
0.000% due 01/25/2039 «(h)		21,280	11,757
0.000% due 05/25/2040 «(h)		22,175	12,363
0.000% due 07/25/2040 «(h)		110	6,504
0.000% due 09/25/2040 «(h)		9,122	5,292
Soloso CDO Ltd.
2.024% (US0003M + 0.320%) due 10/07/2037 ~		11,318	9,117
Sound Point CLO Ltd.
6.594% (US0003M + 4.850%) due 01/23/2027 ~		1,000	1,006
Soundview Home Loan Trust
2.022% (US0001M + 0.150%) due 06/25/2037 ~		3,684	2,706
2.032% (US0001M + 0.160%) due 11/25/2036 ~(m)		9,037	8,759
2.052% (US0001M + 0.180%) due 02/25/2037 ~		8,549	3,673
2.132% (US0001M + 0.260%) due 02/25/2037 ~		9,921	4,327
2.152% (US0001M + 0.280%) due 05/25/2036 ~(m)		14,665	14,034
2.222% (US0001M + 0.350%) due 03/25/2036 ~(m)		7,933	7,636
2.822% (US0001M + 0.950%) due 10/25/2037 ~(m)		7,607	6,579
2.972% (US0001M + 1.100%) due 09/25/2037 ~		2,642	2,489
Specialty Underwriting & Residential Finance Trust
2.222% (US0001M + 0.350%) due 03/25/2037 ~		652	371
2.847% (US0001M + 0.975%) due 12/25/2035 ~		4,101	4,100
3.672% (US0001M + 1.800%) due 05/25/2035 ~		2,073	2,031
4.409% due 02/25/2037 ^		3,490	1,976
Symphony CLO Ltd.
6.322% (US0003M + 4.600%) due 07/14/2026 ~(m)		10,700	10,652
6.622% (US0003M + 4.900%) due 10/15/2025 ~(m)		9,850	9,884
Taberna Preferred Funding Ltd.
2.127% (LIBOR03M + 0.340%) due 05/05/2038 ~		14,035	13,474
2.137% (LIBOR03M + 0.350%) due 02/05/2037 ~		26,980	24,282
2.167% (US0003M + 0.380%) due 08/05/2036 ^~		18,851	16,023
2.167% (US0003M + 0.380%) due 08/05/2036 ~		4,686	3,983
Trapeza CDO LLC
2.776% (US0006M + 0.850%) due 01/20/2034 ~(m)		10,249	10,044
Wachovia Mortgage Loan Trust
2.562% (US0001M + 0.690%) due 10/25/2035 ~(m)		8,000	6,790
Wells Fargo Home Equity Asset-Backed Securities Trust
2.202% (US0001M + 0.330%) due 05/25/2036 ~(m)		5,000	4,915

Total Asset-Backed Securities (Cost $1,946,856)			2,159,627

SOVEREIGN ISSUES 4.6%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	26,572	22,658
3.375% due 01/15/2023		800	977
3.875% due 01/15/2022		7,800	9,877
5.250% due 01/15/2028		400	481
6.250% due 11/09/2047		500	572
7.820% due 12/31/2033		54,148	75,354
22.844% (BADLARPP) due 10/04/2022 ~	ARS	1,302	107
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		329,220	16,802
25.420% (BADLARPP + 2.500%) due 03/11/2019 ~		1,210	61
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		4,700	244
27.250% due 06/21/2020 ~		247,566	13,091

Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	156	194
4.900% due 09/15/2021		100	135
4.950% due 02/11/2020		100	132
Paraguay Government International Bond
5.600% due 03/13/2048 (m)		$1,400	1,428
Peru Government International Bond
6.350% due 08/12/2028	PEN	14,900	5,190
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,900	2,419
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		$1,330	388
9.250% due 09/15/2027 ^(e)		1,654	540

Total Sovereign Issues (Cost $144,034)			150,650

	SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 0.8%
Caesars Entertainment Corp. (f)		2,222,152	24,999

ENERGY 1.0%
Dommo Energia S.A. «(f)(k)		54,507,380	16,510
Dommo Energia S.A. SP - ADR «		8,580	336
Forbes Energy Services Ltd. (f)(k)		152,625	1,450
Ocean Rig UDW, Inc. (f)		545,970	13,775

			32,071

FINANCIALS 0.1%
TIG FinCo PLC «(k)		2,651,536	4,464

UTILITIES 0.0%
Eneva S.A. (f)(k)		32,781	131

Total Common Stocks (Cost $51,676)			61,665

WARRANTS 0.0%
INDUSTRIALS 0.0% «
Sequa Corp. - Exp. 04/28/2024		2,530,304	834

Total Warrants (Cost $0)			834

PREFERRED SECURITIES 1.3%
INDUSTRIALS 1.3%
Sequa Corp.
9.000% «		46,953	42,258

Total Preferred Securities (Cost $46,953)			42,258

REAL ESTATE INVESTMENT TRUSTS 1.4%
REAL ESTATE 1.4%
VICI Properties, Inc. (k)		2,572,665	47,131

Total Real Estate Investment Trusts (Cost $37,244)			47,131

SHORT-TERM INSTRUMENTS 4.6%
REPURCHASE AGREEMENTS (l) 2.8%			90,648

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018	ARS	20,000	876
25.700% due 07/18/2018		37,600	1,742
26.100% due 05/16/2018		3,090	149

26.150% due 05/16/2018	9,900	478
26.400% due 04/18/2018 - 05/16/2018	19,470	953
26.450% due 04/18/2018 - 05/16/2018	9,510	464

		4,662

ARGENTINA TREASURY BILLS 0.0%
10.627% due 04/18/2018 - 09/14/2018 (g)(h)	33,420	1,615

U.S. TREASURY BILLS 1.7%
1.448% due 04/19/2018 - 05/03/2018 (g)(h)(m)(o)(q)	$56,839	56,790

Total Short-Term Instruments (Cost $153,835)		153,715

Total Investments in Securities (Cost $5,505,584)		5,782,937

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
COMMON STOCKS 0.3%
INDUSTRIALS 0.3%
Sierra Hamilton Holder LLC «(k)	30,136,800	9,165

Total Common Stocks (Cost $7,639)		9,165

Total Investments in Affiliates (Cost $7,639)		9,165

Total Investments 177.6% (Cost $5,513,223)		$5,792,102
Financial Derivative Instruments (n)(p) (0.6)% (Cost or Premiums, net $(4,288))		(21,059)
Other Assets and Liabilities, net (77.0)%		(2,510,080)

Net Assets 100.0%		$3,260,963

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO ClosedEnd - PCILS I LLC, which is a 100% owned subsidiary of the Fund.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017- 12/26/2017	$1,423	$16,510	0.51%
Eneva S.A.	12/21/2017	141	131	0.00
Forbes Energy Services Ltd.	02/27/2013 - 03/11/2014	7,380	1,450	0.04
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	25,160	0.77
Sierra Hamilton Holder LLC	07/31/2017	7,639	9,165	0.28
Silicon Valley 1.000% due 11/09/2024	01/09/2018	31,560	31,560	0.97
TIG FinCo PLC	04/02/2015	3,931	4,464	0.14
VICI Properties, Inc.	03/03/2014 - 11/06/2017	37,244	47,131	1.45

		$112,518	$135,571	4.16%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.200%	03/26/2018	04/02/2018	$1,038	U.S. Treasury Bonds 2.750% due 11/15/2047	$(1,061)	$1,038	$1,038
FICC	1.250	03/29/2018	04/02/2018	10,710	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(10,927)	10,710	10,711
NOM	1.900	03/29/2018	04/02/2018	78,900	U.S. Treasury Bonds 3.000% due 11/15/2045	(80,815)	78,900	78,917

Total Repurchase Agreements						$(92,803)	$90,648	$90,666

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	0.250%	03/26/2018	04/06/2018			$(13,429)	$(13,430)
	2.500	01/11/2018	04/11/2018			(13,929)	(14,007)
	2.600	02/16/2018	05/16/2018			(5,674)	(5,692)
	2.600	03/05/2018	06/05/2018			(3,924)	(3,932)
	2.722	01/16/2018	04/16/2018			(82,729)	(83,204)
	2.760	01/26/2018	04/26/2018			(14,426)	(14,499)
	2.809	01/11/2018	04/11/2018			(26,839)	(27,009)
	3.025	03/05/2018	06/05/2018			(8,824)	(8,845)
	3.248	03/21/2018	06/21/2018			(7,723)	(7,731)
BPS	0.100	01/23/2018	04/23/2018		EUR	(4,023)	(4,951)
	0.800	03/13/2018	04/13/2018		GBP	(12,972)	(18,208)
	0.800	03/22/2018	04/23/2018			(4,450)	(6,245)
	0.800	03/26/2018	04/26/2018			(6,127)	(8,597)
	0.850	03/29/2018	04/27/2018			(6,772)	(9,502)
	2.420	03/12/2018	06/12/2018			$(22,443)	(22,475)
	2.450	03/01/2018	06/01/2018			(1,918)	(1,922)
	2.634	02/27/2018	05/29/2018			(2,126)	(2,131)
	2.950	02/16/2018	05/16/2018			(19,345)	(19,416)
	2.959	01/11/2018	04/11/2018			(21,330)	(21,472)
	2.970	02/12/2018	05/14/2018			(4,200)	(4,217)
	3.049	07/05/2017	07/05/2018			(11,129)	(11,211)
	3.049	08/04/2017	07/05/2018			(9,568)	(9,639)
	3.117	03/01/2018	06/01/2018			(10,870)	(10,900)
	3.125	03/02/2018	06/04/2018			(12,312)	(12,345)
	3.245	03/19/2018	06/19/2018			(46,138)	(46,196)
	3.245	03/21/2018	06/21/2018			(6,575)	(6,582)
BRC	(0.200)	03/05/2018	04/05/2018		EUR	(11,783)	(14,496)
	(0.200)	04/05/2018	05/07/2018			(11,902)	(14,645)
	2.250	02/09/2018	05/09/2018			$(5,450)	(5,468)
	2.350	03/19/2018	04/19/2018			(10,691)	(10,700)
	2.600	02/22/2018	05/22/2018			(16,938)	(16,986)
	2.739	01/18/2018	04/18/2018			(24,991)	(25,866)
	2.744	01/22/2018	04/23/2018			(20,601)	(20,711)
	2.789	02/02/2018	05/02/2018			(29,650)	(29,786)
	2.918	10/11/2016	04/11/2018			(36,757)	(37,034)
	3.293	06/27/2017	TBD	(3)		(43,714)	(43,738)
	3.299	07/21/2017	07/05/2019			(22,458)	(23,004)
	3.299	08/16/2017	07/05/2019			(14,167)	(14,280)
CFR	(1.750)	03/13/2018	TBD	(3)	EUR	(585)	(719)
	(1.500)	02/01/2018	TBD	(3)		(553)	(679)
DBL	0.650	01/19/2018	04/16/2018			(538)	(663)
GLM	0.450	01/11/2018	05/11/2018			(16,850)	(20,754)
	2.933	02/15/2018	05/15/2018			$(6,677)	(6,702)
	3.006	02/26/2018	05/29/2018			(32,044)	(32,138)
	3.097	03/13/2018	06/07/2018			(4,964)	(4,973)
	3.150	02/20/2018	05/21/2018			(14,519)	(14,571)
	3.175	03/15/2018	06/15/2018			(13,150)	(13,171)
	3.200	02/20/2018	05/21/2018			(10,972)	(11,012)
GSC	2.761	03/07/2018	04/09/2018			(4,270)	(4,279)
	2.836	03/16/2018	04/16/2018			(75,291)	(75,392)
JML	0.272	01/26/2018	04/26/2018		EUR	(1,883)	(2,318)
	0.472	01/26/2018	04/26/2018			(3,946)	(4,859)
	0.820	03/15/2018	05/15/2018		GBP	(47,259)	(66,331)
	1.250	03/14/2018	TBD	(3)		$(1,207)	(1,208)
JPS	2.902	01/29/2018	04/25/2018			(20,000)	(20,102)
	2.952	01/25/2018	04/25/2018			(7,604)	(7,646)
MSB	2.914	08/16/2017	08/16/2018			(5,204)	(5,225)
	2.920	05/01/2017	05/01/2018			(5,509)	(5,537)
	2.920	04/27/2017	04/27/2018			(20,280)	(20,394)
	2.953	11/08/2017	05/08/2018			(19,705)	(19,791)
	2.964	08/16/2017	08/16/2018			(5,487)	(5,509)
	2.968	06/05/2017	06/05/2018			(39,052)	(39,144)
	2.973	06/06/2017	06/05/2018			(7,223)	(7,240)
	3.018	06/05/2017	06/05/2018			(14,052)	(14,085)
	3.020	09/15/2017	09/17/2018			(32,983)	(33,033)
	3.054	07/13/2017	07/13/2018			(6,386)	(6,429)
	3.084	10/03/2017	10/03/2018			(2,505)	(2,524)
	3.113	10/23/2017	10/23/2018			(29,157)	(29,331)
	3.163	10/23/2017	10/23/2018			(24,826)	(24,974)
	3.164	08/16/2017	08/16/2018			(18,777)	(18,851)
	3.187	02/05/2018	02/05/2019			(29,927)	(30,075)
	3.231	12/01/2017	12/03/2018			(8,439)	(8,463)
	3.552	03/20/2018	03/20/2019			(22,158)	(22,186)
NOM	2.450	03/08/2018	04/09/2018			(910)	(912)
	2.450	03/12/2018	04/12/2018			(28,609)	(28,650)
	2.470	03/14/2018	04/16/2018			(23,097)	(23,127)
	2.907	10/13/2017	04/13/2018			(15,272)	(15,377)
	3.037	02/05/2018	08/06/2018			(14,998)	(15,012)
	3.812	08/04/2017	TBD	(3)		(25,721)	(25,871)
RCE	1.050	03/02/2018	06/04/2018		GBP	(9,153)	(12,853)
	1.470	01/18/2018	04/18/2018			(1,981)	(2,788)
RCY	2.860	10/24/2017	04/24/2018			$(7,637)	(7,734)
	2.880	11/03/2017	05/03/2018			(15,687)	(15,875)
	2.890	11/08/2017	05/08/2018			(4,540)	(4,593)
	2.930	11/20/2017	05/21/2018			(8,376)	(8,467)
	3.010	12/07/2017	06/07/2018			(14,797)	(14,941)
	3.200	01/18/2018	07/18/2018			(480)	(483)
	3.450	03/12/2018	09/12/2018			(3,239)	(3,246)
RDR	2.420	03/05/2018	06/06/2018			(158)	(158)
	2.450	01/10/2018	04/10/2018			(516)	(519)
	2.640	02/27/2018	05/30/2018			(2,297)	(2,303)
RTA	2.160	10/04/2017	04/04/2018			(2,978)	(3,010)
	2.225	11/01/2017	05/01/2018			(8,966)	(9,050)
	2.343	02/21/2018	06/05/2018			(7,654)	(7,674)
	2.487	01/29/2018	07/03/2018			(5,524)	(5,548)
	2.655	10/24/2017	04/24/2018			(8,590)	(8,691)
	2.671	10/24/2017	04/24/2018			(25,490)	(25,793)
	2.689	11/03/2017	05/03/2018			(10,734)	(10,854)
	2.718	12/04/2017	06/04/2018			(9,391)	(9,475)
	2.722	11/16/2017	05/16/2018			(18,775)	(18,969)
	2.778	03/06/2018	09/06/2018			(3,607)	(3,615)
	2.814	10/31/2017	05/01/2018			(15,549)	(15,735)
	2.819	03/12/2018	09/12/2018			(24,142)	(24,182)
	2.825	11/01/2017	05/01/2018			(9,019)	(9,127)
	2.836	06/15/2017	06/14/2018			(20,147)	(20,609)
	2.839	11/03/2017	05/03/2018			(4,607)	(4,661)
	2.852	07/18/2017	07/17/2018			(1,789)	(1,826)
	2.872	11/15/2017	05/15/2018			(3,530)	(3,569)
	2.882	11/20/2017	05/21/2018			(4,948)	(5,001)
	2.887	01/03/2018	07/03/2018			(12,267)	(12,355)
	2.898	08/18/2017	04/05/2018			(13,360)	(13,604)
	2.938	01/16/2018	07/16/2018			(5,529)	(5,563)
	2.945	11/27/2017	05/29/2018			(7,751)	(7,831)
	2.961	12/07/2017	06/07/2018			(1,446)	(1,460)
	2.978	01/25/2018	07/25/2018			(20,423)	(20,536)
	2.993	02/23/2018	05/07/2018			(12,039)	(12,077)
	3.017	01/31/2018	07/31/2018			(8,052)	(8,093)
	3.042	02/05/2018	08/06/2018			(12,635)	(12,695)
	3.042	02/08/2018	08/08/2018			(7,412)	(7,445)
	3.075	12/26/2017	06/22/2018			(8,929)	(9,003)
	3.080	10/31/2017	TBD	(3)		(3,884)	(3,904)
	3.296	03/08/2018	09/07/2018			(35,957)	(36,039)
	3.592	03/20/2018	09/20/2018			(42,591)	(42,646)
SBI	2.859	01/11/2018	04/11/2018			(33,913)	(34,131)
	3.075	03/12/2018	06/05/2018			(1,817)	(1,820)
	3.076	01/22/2018	07/23/2018			(60,985)	(61,350)
	3.126	02/09/2018	08/09/2018			(26,838)	(26,959)
SOG	0.472	03/05/2018	06/05/2018		EUR	(4,784)	(5,889)
	2.230	01/11/2018	04/11/2018			$(8,651)	(8,694)
	2.240	01/05/2018	04/05/2018			(5,058)	(5,085)
	2.240	01/10/2018	04/05/2018			(368)	(370)
	2.240	01/10/2018	04/10/2018			(7,836)	(7,876)
	2.240	02/14/2018	04/05/2018			(341)	(342)
	2.300	02/16/2018	05/16/2018			(16,323)	(16,370)
	2.310	02/20/2018	05/21/2018			(22,239)	(22,298)
	2.330	02/22/2018	05/22/2018			(9,309)	(9,333)
	2.350	03/02/2018	06/04/2018			(12,860)	(12,886)
	2.380	03/07/2018	06/07/2018			(3,036)	(3,041)
	2.380	03/12/2018	06/12/2018			(11,689)	(11,705)
	2.440	03/14/2018	06/14/2018			(815)	(816)
	2.540	03/21/2018	06/21/2018			(19,771)	(19,788)
	2.559	01/10/2018	07/12/2018			(804)	(809)
	2.560	03/26/2018	06/26/2018			(24,364)	(24,376)
	2.655	01/10/2018	04/10/2018			(23,574)	(23,717)
	2.765	12/06/2017	06/06/2018			(16,028)	(16,061)
	2.789	02/14/2018	05/14/2018			(63,895)	(64,128)
	2.799	12/11/2017	06/11/2018			(36,620)	(36,680)
	2.838	12/14/2017	06/14/2018			(19,866)	(19,896)
	2.899	10/06/2017	04/06/2018			(7,459)	(7,509)
	2.909	10/12/2017	04/12/2018			(11,263)	(11,327)
	2.925	09/05/2017	09/05/2018			(20,514)	(20,549)
	2.960	11/09/2017	05/09/2018			(12,817)	(12,872)
	3.002	01/26/2018	07/26/2018			(40,335)	(40,557)
UBS	0.620	02/14/2018	05/14/2018		EUR	(19,662)	(24,212)
	0.750	03/23/2018	04/04/2018		GBP	(4,498)	(6,312)
	0.950	03/26/2018	04/26/2018			(8,218)	(11,532)
	1.000	01/25/2018	04/25/2018			(1,972)	(2,771)
	1.320	01/17/2018	04/17/2018			(28,629)	(40,275)
	1.416	10/27/2017	04/27/2018			(28,763)	(40,593)
	2.300	01/05/2018	04/05/2018			$(946)	(951)
	2.320	03/01/2018	06/01/2018			(10,106)	(10,127)
	2.320	03/29/2018	06/01/2018			(1,744)	(1,744)
	2.340	02/05/2018	05/07/2018			(11,090)	(11,130)
	2.350	01/26/2018	04/26/2018			(32,750)	(32,891)
	2.410	03/21/2018	06/12/2018			(3,059)	(3,061)
	2.520	03/20/2018	04/05/2018			(504)	(504)
	2.520	03/20/2018	04/06/2018			(772)	(773)
	2.520	03/20/2018	06/20/2018			(12,033)	(12,044)
	2.580	03/05/2018	06/05/2018			(12,741)	(12,767)
	2.590	01/23/2018	04/23/2018			(13,854)	(13,923)
	2.620	03/12/2018	06/13/2018			(7,075)	(7,086)
	2.680	02/15/2018	05/15/2018			(9,236)	(9,268)
	2.853	04/24/2017	04/24/2018			(46,929)	(47,182)
	2.900	02/09/2018	05/09/2018			(7,701)	(7,733)
	2.908	01/10/2018	04/10/2018			(19,553)	(19,683)
ULW	0.750	04/04/2018	04/25/2018		GBP	(5,560)	(5,560)

Total Reverse Repurchase Agreements							$(2,644,285)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Bonds	2.750%	11/15/2047	$1,100	$(1,018)	$(1,061)
U.S. Treasury Notes	2.750	02/15/2028	4,100	(4,093)	(4,114)

Total Short Sales (0.2)%				$(5,111)	$(5,175)

(m)	Securities with an aggregate market value of $3,357,699 and cash of $3,113 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(2,583,871) at a weighted average interest rate of 2.458%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(26) of accrued interest.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Banco Espirito Santo S.A.	5.000%	Quarterly	12/20/2020	7.928%	EUR	2,500	$(519)	$337	$(182)	$37	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	8.984		$31,430	(1,130)	(1,218)	(2,348)	0	(16)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	14.196		2,800	(378)	(344)	(722)	0	(2)
Navient Corp.	5.000	Quarterly	09/20/2020	1.085		200	8	11	19	0	0
Navient Corp.	5.000	Quarterly	12/20/2021	1.999		400	2	40	42	0	(1)
Navient Corp.	5.000	Quarterly	06/20/2022	2.285		2,200	146	88	234	0	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.888		13,300	249	729	978	0	(32)

							$(1,622)	$(357)	$(1,979)	$37	$(51)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$500	$31	$0	$31	$2	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD Bank Bill	3.500%	Semi-Annual	06/20/2044	CAD	46,900	$(1,672)	$(4,871)	$(6,543)	$0	$(319)
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024		102,200	4,746	(205)	4,541	268	0
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		$1,800,000	(6,930)	(33,014)	(39,944)	1,236	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		164,300	3,084	(10,996)	(7,912)	130	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		464,100	11,168	(46,909)	(35,741)	714	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		245,900	(17,834)	(7,536)	(25,370)	396	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,900	1,045	(2,145)	(1,100)	127	0

Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2038		187,300	4,314	7,273	11,587	0	(839)
Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		401,700	10,997	16,830	27,827	0	(1,999)
Pay	6-Month AUD-BBR-BBSW	3.631	Semi-Annual	03/06/2019	AUD	150,000	0	1,818	1,818	29	0
Pay	6-Month AUD-BBR-BBSW	3.635	Semi-Annual	03/06/2019		175,000	0	2,126	2,126	34	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		41,800	1,036	897	1,933	116	0
Receive (5)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	5,500	4	4	8	0	(7)
Receive (5)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		69,700	(977)	(545)	(1,522)	0	(85)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	156,975	3,596	(2,585)	1,011	0	(823)

							$12,577	$(79,858)	$(67,281)	$3,050	$(4,072)

Total Swap Agreements							$10,986	$(80,215)	$(69,229)	$3,089	$(4,123)

(o)	Securities with an aggregate market value of $13,893 and cash of $116,509 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(7)	The Subsidiary did not have Exchange-Traded or Centrally Cleared financial derivative instruments as of period end.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	1,453		$1,139	$23	$0
BOA	04/2018	ARS	200		10	0	0
	04/2018	EUR	5,859		7,243	34	0
	04/2018		$1,280	RUB	74,780	23	0
	05/2018	ARS	980		$48	0	0
	05/2018		$545	ARS	10,407	0	(39)
BPS	04/2018	ARS	1,370		$66	0	(2)
	04/2018	BRL	7,428		2,235	0	(15)
	04/2018		$2,280	BRL	7,427	0	(31)
	04/2018		250,286	EUR	201,600	0	(2,228)
	05/2018	BRL	7,427		$2,274	29	0
	05/2018	EUR	201,600		250,805	2,235	0
	05/2018	PEN	17,220		5,269	0	(61)
	05/2018		$1,634	ARS	31,243	0	(116)
BRC	04/2018	ARS	900		$44	0	0
	04/2018		$5,049	RUB	291,639	33	0
CBK	04/2018	ARS	7,700		$380	1	0
	04/2018	EUR	2,354		2,908	12	0
	04/2018	GBP	2,122		3,001	24	0
	04/2018	RUB	875,708		15,172	0	(89)
	04/2018		$15,156	RUB	875,708	89	0
	05/2018	ARS	2,110		$103	0	0
	05/2018	NZD	10,775		7,880	94	0
	05/2018		$2,153	RUB	123,294	0	(10)
DUB	04/2018		8,957		509,288	0	(82)
FBF	04/2018	ARS	2,220		$109	0	(1)
GLM	04/2018	GBP	374,031		522,924	0	(1,842)
	04/2018		$1,613	EUR	1,302	0	(11)
	04/2018		9,427	GBP	6,666	0	(75)
HUS	04/2018	ARS	7,256		$355	0	(3)
	04/2018		$11	ARS	236	0	0
	05/2018	ARS	4,670		$224	0	(3)
	05/2018		$2,320	RUB	134,088	7	0
IND	04/2018		524,551	GBP	370,586	0	(4,619)
	05/2018	GBP	370,586		$525,183	4,610	0
JPM	04/2018	BRL	7,427		2,273	23	0
	04/2018	CAD	3,057		2,381	8	0
	04/2018		$2,235	BRL	7,427	15	0
MSB	04/2018	ARS	1,440		$70	0	(1)
	04/2018	EUR	193,387		239,284	1,332	0
	05/2018		$908	ARS	17,336	0	(65)
RYL	04/2018	ARS	1,000		$49	0	0
SOG	04/2018		1,100		54	0	0
	05/2018		$11,898	RUB	671,697	0	(241)
	06/2018		879		51,215	9	0

Total Forward Foreign Currency Contracts						$8,601	$(9,534)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.965%	$1,120	$(163)	$164	$1	$0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.274	1,900	108	95	203	0
JPM	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.274	11,500	965	266	1,231	0

							$910	$525	$1,435	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$9,249	$(2,062)	$1,339	$0	$(723)
DUB	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	9,700	(605)	(818)	0	(1,423)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	13,200	(1,520)	(486)	0	(2,006)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	8,300	(1,040)	(30)	0	(1,070)
FBF	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	400	(45)	1	0	(44)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	900	(108)	(24)	0	(132)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,600	(146)	(40)	0	(186)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	3,800	(594)	17	0	(577)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	13,000	(662)	94	0	(568)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	8,500	(1,150)	(874)	0	(2,024)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	18,900	(1,042)	(1,730)	0	(2,772)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	3,300	(169)	(214)	0	(383)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	19,300	(2,404)	(84)	0	(2,488)
JPS	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	400	(49)	(3)	0	(52)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	21,800	(2,324)	(84)	0	(2,408)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	8,300	(447)	(770)	0	(1,217)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	6,500	(286)	(468)	0	(754)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	3,300	(382)	(119)	0	(501)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	9,300	(1,149)	(50)	0	(1,199)

						$(16,184)	$(4,343)	$0	$(20,527)

Total Swap Agreements						$(15,274)	$(3,818)	$1,435	$(20,527)

(q)	Securities with an aggregate market value of $25,317 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$125,459	$32,955	$158,414
Corporate Bonds & Notes
Banking & Finance	0	340,759	56,875	397,634
Industrials	0	586,082	5,802	591,884
Utilities	0	130,646	0	130,646
Convertible Bonds & Notes
Industrials	0	5,161	0	5,161
Municipal Bonds & Notes
Illinois	0	2,534	0	2,534
Iowa	0	1,205	0	1,205
New Jersey	0	0	6,110	6,110
Virginia	0	90	0	90
West Virginia	0	27,997	0	27,997
U.S. Government Agencies	0	159,697	0	159,697
Non-Agency Mortgage-Backed Securities	0	1,664,640	21,045	1,685,685
Asset-Backed Securities	0	2,077,281	82,346	2,159,627
Sovereign Issues	0	150,650	0	150,650
Common Stocks
Consumer Discretionary	24,999	0	0	24,999
Energy	15,225	0	16,846	32,071
Financials	0	0	4,464	4,464
Utilities	131	0	0	131
Warrants
Industrials	0	0	834	834
Preferred Securities
Industrials	0	0	42,258	42,258
Real Estate Investment Trusts
Real Estate	47,131	0	0	47,131
Short-Term Instruments
Repurchase Agreements	0	90,648	0	90,648
Short-Term Notes	0	4,662	0	4,662
Argentina Treasury Bills	0	1,615	0	1,615
U.S. Treasury Bills	0	56,790	0	56,790
	$87,486	$5,425,916	$269,535	$5,782,937
Investments in Affiliates, at Value
Common Stocks
Industrials	0	0	9,165	9,165

Total Investments	$87,486	$5,425,916	$278,700	$5,792,102

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(5,175)	$0	$(5,175)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,089	0	3,089
Over the counter	0	10,036	0	10,036
	$0	$13,125	$0	$13,125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,123)	0	(4,123)
Over the counter	0	(30,061)	0	(30,061)

	$0	$(34,184)	$0	$(34,184)

Total Financial Derivative Instruments	$0	$(21,059)	$0	$(21,059)

Totals	$87,486	$5,399,682	$278,700	$5,765,868

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$14,076	$33,052	$(9,893)	$63	$(3,525)	$1,183	$0	$(2,001)	$32,955	$0
Corporate Bonds & Notes
Banking & Finance	57,549	0	(715)	9	(20)	52	0	0	56,875	45
Industrials	58,063	1,764	(23,749)	3	240	4,263	0	(34,782)	5,802	167
Utilities	6,600	82	(9,485)	0	(20,597)	23,400	0	0	0	0
Municipal Bonds & Notes
New Jersey	6,407	0	(135)	(3)	0	(159)	0	0	6,110	(162)
Non-Agency Mortgage-Backed Securities	22,695	0	(2,483)	54	450	329	0	0	21,045	376
Asset-Backed Securities	121,893	5,162	0	1,722	0	(1,170)	0	(45,261)	82,346	(5,270)
Common Stocks
Energy	0	1,423	0	0	0	15,423	0	0	16,846	15,423
Financials	3,367	0	0	0	0	1,097	0	0	4,464	1,097
Warrants
Industrials	1,187	0	0	0	0	(353)	0	0	834	(353)
Preferred Securities
Industrials	45,800	0	0	0	0	(3,542)	0	0	42,258	(3,543)
Investments in Affiliates, at Value
Common Stocks
Industrials	0	7,639	0	0	0	1,526	0	0	9,165	1,526

Totals	$337,637	$49,122	$(46,460)	$1,848	$(23,452)	$42,049	$0	$(82,044)	$278,700	$9,306

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$31,560	Cost	Cost	100
	1,395	Third Party Vendor	Broker Quote	100.250 - 100.375
Corporate Bonds & Notes
Banking & Finance	10,298	Proxy Pricing	Base Price	101.000
	25,160	Reference Instrument	OAS Spread	490.400	bps
	21,417	Reference Instrument	Spread Movement	318.000	bps
Industrials	4,058	Proxy Pricing	Base Price	104.400
	1,744	Reference Instrument	Yield	9.773
Municipal Bonds & Notes
New Jersey	6,110	Proxy Pricing	Base Price	97.818
Non-Agency Mortgage-Backed Securities	21,045	Third Party Vendor	Broker Quote	84.750 - 87.250
Asset-Backed Securities	82,346	Proxy Pricing	Base Price	55.250 - 100,000.000
Common Stocks
Energy	16,846	Other Valuation Techniques (2)	—	—
Financials	4,464	Discounted Cash Flow	Discounted Rate	$1.200
Warrants
Industrials	834	Other Valuation Techniques (2)	—	—
Preferred Securities
Industrials	42,258	Indicative Market Quotation	Broker Quote	$900.000
Investments in Affiliates, at Value
Common Stocks
Industrials	9,165	Other Valuation Techniques (2)	—	—

Total	$278,700

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
01/09/2018	$ 3,260,963	$ 31,703	1.0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

An affiliate includes any company in which the Fund owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at March 31, 2018 (amounts in thousands†, except number of shares).

PIMCO Dynamic Credit and Mortgage Income Fund

Security Name	Shares Held at 6/30/2017	Shares Purchased	Shares Sold	Shares Held at 3/31/2018	Net Realized Gain/(Loss) on Sale of Shares	Dividend Income	Market Value 3/31/2018
Sierra Hamilton Holder LLC	0	30,136,800	0	30,136,800	$0	$0	$9,165

†	A zero balance may reflect actual amounts rounding to less than one thousand.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RCE	Royal Bank of Canada Europe Limited
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RCY	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RTA	Bank of New York Mellon Corp.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale
DBL	Deutsche Bank AG London	JPS	JP Morgan Securities, Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	ULW	UBS Ltd.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	NZD	New Zealand Dollar	USD (or $)	United States Dollar
CAD	Canadian Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR
7-DayAuc	7 Day Auction Rate	COF 11	Cost of Funds - 11th District of San Francisco	T1Y	1 Year Treasury
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	DAC	Designated Activity Company	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CBO	Collateralized Bond Obligation

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Credit and Mortgage Income Fund

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	May 29, 2018